                                                                                                                        July 28, 2015

DREYFUS STOCK FUNDS

- DREYFUS INTERNATIONAL SMALL CAP FUND

August 1, 2014, as revised or amended

September 1, 2014, October 1, 2014, January 1, 2015, January 21, 2015,

February 1, 2015, April 1, 2015, April 27, 2015 and June 1, 2015

The following supplements the information contained in Part I of the funds' Statement of Additional Information under the section entitled “Certain Portfolio Manager Information”

Fund                                                                                       Additional Portfolio Managers

DISCF                                                                                                            Andrew Leger